Related Party Transactions - Additional Information (Q2) (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 19, 2022	Feb. 09, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 27, 2022	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds received from issuance of warrants								$ 0	$ 12,324,495
Bank Overdrafts			$ 850,000			$ 850,000		500,000
Carrying value and principal value of loan			$ 850,000			$ 850,000		$ 500,000	$ 0
Notes Payable, Noncurrent, Related Party, Type [Extensible Enumeration]			Related Party [Member]			Related Party [Member]		Related Party [Member]	Related Party [Member]
Selling, General, and Administrative Expenses, Related Party, Type [Extensible Enumeration]								Related Party [Member]	Related Party [Member]
Sponsor [Member]
Related Party Transaction [Line Items]
Proceeds from Notes Payable	$ 500,000			$ 500,000				$ 500,000
Related Party [Member]
Related Party Transaction [Line Items]
Accrued expenses - related party			$ 180,000			$ 180,000		120,000	$ 0
Embedded Derivative On Working Capital Loans | Sponsor [Member]
Related Party Transaction [Line Items]
Initial fair value of Working Capital Loan Option	7,900
Interest Expense			0		$ 2,400	$ 0	$ 4,200	$ 8,000
Private Placement Warrants
Related Party Transaction [Line Items]
Number of warrants issued		8,216,330						8,216,330
Price of warrant		$ 1.5						$ 1.5
Proceeds received from issuance of warrants		$ 12,300,000						$ 12,300,000
Exercise price of warrants		$ 11.5						$ 11.5
Period after completion of initial business combination						30 days		30 days
Administrative Services Agreement
Related Party Transaction [Line Items]
Expenses per month						$ 20,000		$ 20,000
Expenses incurred					$ 60,000		$ 120,000	240,000	220,000
Selling, General, and Administrative Expenses, Related Party, Type [Extensible Enumeration]					Related Party [Member]		Related Party [Member]
Accrued expenses - related party								120,000	$ 0
Administrative Services Agreement | Related Party [Member]
Related Party Transaction [Line Items]
Accrued expenses - related party			180,000			180,000		120,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note											$ 300,000
Related Party Loans | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount			$ 350,000			$ 350,000		$ 0
Related Party Loans | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount										$ 475,000
Related Party Loans | Sponsor [Member] | Promissory Note [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Price of warrant										$ 1.5
Loan conversion agreement warrant										$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant			$ 1.5			$ 1.5		$ 1.5
Loan conversion agreement warrant			$ 1,500,000			$ 1,500,000		$ 1,500,000
Working Capital Convertible Debt | Sponsor [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 500,000
Debt Instrument, Convertible, Conversion Price	$ 1.5									$ 1.5